Shareholder Report	2 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Cohen & Steers ETF Trust
Entity Central Index Key		0001590402
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2025
Cohen & Steers Real Estate Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Active ETF
Class Name	Cohen & Steers Real Estate Active ETF
Trading Symbol	CSRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Estate Active ETF (Fund) for the period February 4, 2025 (commencement of investment operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$11†	0.70%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	Costs for the period ended March 31, 2025. If the Fund had been in existence for the full fiscal year, the fees would have been higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period and what affected its performance?

The Fund had a 2.51% total return based on net asset value (NAV) for the period ended March 31, 2025, compared with the FTSE Nareit All Equity REITs Index, which returned 2.01%, and the S&P 500 Index, which returned -6.83%.

Contributors to relative performance for the period ended March 31, 2025 included an overweight in tower REITs, which had a sizable gain after struggling in 2024. Tower stocks are typically sensitive to moves in interest rates and benefited from a decline in bond yields in the period. Their outperformance likely also reflected investor optimism about the outlook for leasing activity, with wireless carriers indicating plans to increase capital spending. Most notably, the Fund maintained an overweight position in Crown Castle, whose announcement of the sale of its fiber and small cell business to a consortium of companies was well received by investors.

An underweight and stock selection in offices also aided performance. Offices sharply trailed on concerns around reduced economic growth prospects. While earnings results from office REITs were somewhat better than expected, reported outlooks were mixed. Stock selection in the retail sector further helped performance, due in part to an out-of-index investment in Klépierre, a France-based mall owner that rallied on a favorable earnings report.

Detractors from relative performance in the period included an underweight and stock selection among net lease REITs, which typically have long-lease tenants. As such, the sector benefited from the decline in interest rates in the period.

An out-of-index allocation to the gaming sector also hindered performance; a position in Caesars Entertainment declined after the company reported disappointing earnings results stemming from its digital gaming business. An overweight and stock selection in billboard companies detracted from performance as well, with the economically sensitive sector underperforming amid concerns about slower growth.

Top contributors	Top detractors
Tower	Net Lease
Office	Gaming
Retail	Billboard

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of March 31, 2025)
Since inception[1] (2/4/25)
Fund NAV	2.51%
FTSE Nareit All Equity REITs Index	2.01%
S&P 500 Index	-6.83%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 24,189,524	$ 24,189,524
Holdings Count | shares	38	38
Advisory Fees Paid, Amount	$ 20,402
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2025)
Net assets	$24,189,524
Number of portfolio holdings (excluding derivatives)	38
Portfolio turnover rate[1]	11%
Net advisory fees paid	$20,402

Holdings [Text Block]
Portfolio holdings (as of March 31, 2025)

Top ten holdings[2,3]	(%)
Welltower, Inc.	12.1%
American Tower Corp.	9.8%
Extra Space Storage, Inc.	6.2%
Digital Realty Trust, Inc.	5.2%
Crown Castle, Inc.	4.6%
Equinix, Inc.	4.5%
Invitation Homes, Inc.	4.1%
Essex Property Trust, Inc.	3.9%
Prologis, Inc.	3.8%
UDR, Inc.	3.7%

Sector diversification[2,4]	(%)
Residential	17.6%
Infrastructure	16.9%
Health Care	14.8%
Retail	10.9%
Data Centers	9.7%
Self Storage	8.0%
Industrials	7.6%
Specialty	5.5%
Diversified	3.5%
Other (includes short-term investments)	5.5%

Country diversification[2,4]	(%)
United States	93.5%
France	1.4%
Japan	1.2%
Hong Kong	1.1%
United Kingdom	0.8%
Australia	0.7%
Spain	0.3%
Belgium	0.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
Welltower, Inc.	12.1%
American Tower Corp.	9.8%
Extra Space Storage, Inc.	6.2%
Digital Realty Trust, Inc.	5.2%
Crown Castle, Inc.	4.6%
Equinix, Inc.	4.5%
Invitation Homes, Inc.	4.1%
Essex Property Trust, Inc.	3.9%
Prologis, Inc.	3.8%
UDR, Inc.	3.7%

Cohen & Steers Preferred and Income Opportunities Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred and Income Opportunities Active ETF
Class Name	Cohen & Steers Preferred and Income Opportunities Active ETF
Trading Symbol	CSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Preferred and Income Opportunities Active ETF (Fund) for the period February 4, 2025 (commencement of investment operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$9†	0.59%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Costs for the period ended March 31, 2025. If the Fund had been in existence for the full fiscal year, the fees would have been higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period and what affected its performance?

The Fund had a 0.20% total return based on net asset value (NAV) for the period ended March 31, 2025, compared with the ICE Large Cap Capital Securities Index USD Hedged, which returned 0.17%, and the ICE BofA U.S. All Capital Securities Index, which returned -0.07%.

Contributors to relative performance for the period ended March 31, 2025 included security selection in the U.S. banking sector. The Fund benefited from both the favorable timing of our investments in a Citigroup fixed-to-reset security and our strategic avoidance of another index constituent from the same company that declined.

Security selection in the insurance sector also aided relative performance. The Fund held out-of-benchmark positions in several longer-duration U.S. dollar-denominated securities that benefited from the decline in U.S. interest rates in the period.

Security selection in the utility sector further modestly contributed to relative returns. This included an overweight investment in a new fixed-to-reset issue from NextEra Energy. The security, which the issuer has an incentive to call when the coupon resets in 10 years, outperformed given its attractive structure and the decline in interest rates.

Security selection in the pipeline sector detracted from relative performance. This was partly due to an out-of-index position in a security from Venture Global, a midstream energy company that had a disappointing initial public stock offering, which weighed on the high-coupon preferred. The increased likelihood of a ceasefire between Ukraine and Russia also weighed on the issue, as the company could face a decrease in future European demand for its liquefied natural gas exports should trade with Russia resume.

Security selection in non-U.S. banks also detracted from relative returns. This was due to our positioning in certain European bank contingent capital securities. In contrast to the U.S., euro-denominated yields rose in the period.

There were no other detractors from relative performance at the sector level.

Top contributors	Top detractors
U.S. Banks	Energy
Insurance	Non-U.S. Banks
Utilities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of March 31, 2025)
Since inception[1] (2/4/25)
Fund NAV	0.20%
ICE Large Cap Capital Securities Index USD Hedged	0.17%
ICE BofA U.S. All Capital Securities Index	-0.07%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 26,090,830	$ 26,090,830
Holdings Count | shares	168	168
Advisory Fees Paid, Amount	$ 16,506
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2025)
Net assets	$26,090,830
Number of portfolio holdings (excluding derivatives)	168
Portfolio turnover rate[1]	7%
Net advisory fees paid	$16,506

Holdings [Text Block]
Portfolio holdings (as of March 31, 2025)

Top ten holdings[2,3]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Citigroup, Inc., 6.95%, Series FF	1.7%
Unibail-Rodamco-Westfield SE, 7.25% (France)	1.4%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.3%
BP Capital Markets PLC, 3.25%	1.2%
NextEra Energy Capital Holdings, Inc., 6.50%, due 8/15/55	1.2%
BNP Paribas SA, 4.625% (France)	1.1%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
Barclays PLC, 9.25% (United Kingdom)	1.0%
Societe Generale SA, 6.75% (France)	1.0%

Sector diversification[2,4]	(%)
Banking	52.4%
Utilities	11.4%
Insurance	10.4%
Pipelines	5.7%
Telecommunications	4.4%
Energy	3.1%
Real Estate	2.5%
Financial Services	1.9%
Consumer Discretionary Products	1.3%
Other (includes short-term investments)	6.9%

Country diversification[2,4]	(%)
United States	37.4%
France	11.8%
United Kingdom	10.4%
Canada	8.0%
Spain	5.4%
Netherlands	4.5%
Switzerland	3.8%
Germany	3.8%
Italy	2.9%
Other (includes short-term investments)	12.0%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
Truist Financial Corp., 6.669%, Series N	1.7%
Citigroup, Inc., 6.95%, Series FF	1.7%
Unibail-Rodamco-Westfield SE, 7.25% (France)	1.4%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.3%
BP Capital Markets PLC, 3.25%	1.2%
NextEra Energy Capital Holdings, Inc., 6.50%, due 8/15/55	1.2%
BNP Paribas SA, 4.625% (France)	1.1%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
Barclays PLC, 9.25% (United Kingdom)	1.0%
Societe Generale SA, 6.75% (France)	1.0%

Cohen & Steers Natural Resources Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Natural Resources Active ETF
Class Name	Cohen & Steers Natural Resources Active ETF
Trading Symbol	CSNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Natural Resources Active ETF (Fund) for the period February 4, 2025 (commencement of investment operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$8†	0.50%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Costs for the period ended March 31, 2025. If the Fund had been in existence for the full fiscal year, the fees would have been higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period and what affected its performance?

The Fund had a -0.52% total return based on net asset value (NAV) for the period ended March 31, 2025, compared with the S&P Global Natural Resources Index - net, which returned 0.94%, and the MSCI World Index - net, which returned -4.89%.

Contributors to relative performance for the period ended March 31, 2025 included having no investment in the paper packaging and paper products sectors, both of which declined materially as consumer sentiment fell to a 12-year low. Historically, these sectors have been less sensitive to the macroeconomic factors that drive most natural resource companies. We, therefore, typically do not invest in them.

A lack of exposure to the forest products sector also contributed to relative performance. The sector includes several international timber stocks that came under pressure amid concerns about import tariffs proposed by the Trump administration and the potential economic fallout resulting from those tariffs.

Detractors from relative performance in the period included security selection in the diversified metals & mining sector. The Fund held overweight or out-of-benchmark positions in several international diversified mining companies, including Glencore International and Teck Resources, that declined due to the uncertain economic outlook resulting from the budding global trade war.

Security selection in the oil & gas exploration & production sector also detracted from relative performance. An out-of-index position in Venture Global, a U.S.-based exporter of liquefied natural gas (LNG), declined on the increased likelihood of a ceasefire between Ukraine and Russia, as the company could face a decrease in future European demand for its LNG exports should trade with Russia resume. Increased competition could also result in lower natural gas prices.

An out-of-benchmark allocation to the construction machinery & heavy trucks sector further hindered relative performance. This was largely due to an investment in Agco, a U.S.-based global manufacturer and distributor of agricultural equipment and related technology. Although the company reported healthy quarterly results, investors grew concerned that U.S. tariffs (and expected reciprocal tariffs abroad) would make selling its products more difficult.

Top contributors	Top detractors
Paper Packaging	Diversified Metals & Mining
Paper Products	Oil & Gas Exploration & Production
Forest Products	Construction Machinery & Heavy Trucks

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of March 31, 2025)
Since inception[1] (2/4/25)
Fund NAV	-0.52%
S&P Global Natural Resources Index - net	0.94%
MSCI World Index - net	-4.89%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 16,080,105	$ 16,080,105
Holdings Count | shares	57	57
Advisory Fees Paid, Amount	$ 10,995
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of March 31, 2025)
Net assets	$16,080,105
Number of portfolio holdings (excluding derivatives)	57
Portfolio turnover rate[1]	15%
Net advisory fees paid	$10,995

Holdings [Text Block]
Portfolio holdings (as of March 31, 2025)

Top ten holdings[2,3]	(%)
Exxon Mobil Corp.	6.5%
Shell PLC	6.4%
TotalEnergies SE	5.0%
Bunge Global SA	4.5%
Nutrien Ltd.	3.7%
Corteva, Inc.	3.6%
Reliance Industries Ltd., GDR	3.5%
Canadian Natural Resources Ltd.	3.1%
Anglo American PLC	3.0%
Glencore PLC	3.0%

Sector diversification[2,4]	(%)
Energy	36.5%
Agribusiness	33.3%
Metals & Mining	29.0%
Industrials	0.9%
Other (includes short-term investments)	0.3%

Country diversification[2,4]	(%)
United States	50.2%
Canada	15.2%
Australia	6.6%
France	5.0%
Brazil	4.6%
India	3.5%
South Africa	3.0%
Denmark	2.1%
Hong Kong	2.1%
Other (includes short-term investments)	7.7%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
Exxon Mobil Corp.	6.5%
Shell PLC	6.4%
TotalEnergies SE	5.0%
Bunge Global SA	4.5%
Nutrien Ltd.	3.7%
Corteva, Inc.	3.6%
Reliance Industries Ltd., GDR	3.5%
Canadian Natural Resources Ltd.	3.1%
Anglo American PLC	3.0%
Glencore PLC	3.0%